DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEPOSITS BY CUSTOMERS
Carrying value	$ 61,083,519	$ 63,635,078
Fair value	$ 62,284,840	$ 64,665,662
Minimum
DEPOSITS BY CUSTOMERS
Colombian Central Bank’s benchmark interest rate	1.75%	1.75%
Maximum
DEPOSITS BY CUSTOMERS
Colombian Central Bank’s benchmark interest rate	4.25%	4.25%
Less than 6 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 10,324,370	$ 8,611,317
Fair value	$ 10,313,384	$ 8,608,691
Less than 6 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.10%	0.10%
Less than 6 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	7.00%	6.60%
Between 6 and 12 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 7,061,159	$ 8,267,750
Fair value	$ 7,061,834	$ 8,287,504
Between 6 and 12 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.20%	0.10%
Between 6 and 12 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	7.25%	7.25%
Between 12 and 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 7,798,737	$ 9,458,863
Fair value	$ 7,895,539	$ 9,534,399
Between 12 and 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.25%	0.25%
Between 12 and 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	6.50%	6.75%
Greater than 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 35,899,253	$ 37,297,148
Fair value	$ 37,014,083	$ 38,235,068
Greater than 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.01%
Greater than 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	9.45%	13.50%